FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INVESTMENTS
Summary of financial investments

	2022	2021

Financial assets measured at fair value through profit or loss
- Investment funds (*)	17,557	1,682,839
Financial assets carried at amortised cost
- Time deposits (**)	—	219,489

	17,557	1,902,328
(*)

Financial assets measured at fair value through profit or loss consists of Turkish Lira based mutual funds (2021:Financial assets measured at fair value through profit or loss consists of investment funds which include government and private sector debt instruments).

(**) The interest rate of time deposit denominated in USD at 31 December 2021 is 1%  per annum and its maturity is five months.

Summary of movements of financial assets

The movements of financial assets measured at fair value through profit or loss are as follows:

	2022	2021
Beginning of the period - 1 January	1,682,839	—
Purchase of financial investments	1,571,400	1,479,202
Change in fair value recognized in the statement of comprehensive loss (Note 20)	(45,506)	(70,814)
Foreign exchange gains	432,453	492,913
Sales of financial investments	(2,997,654)	—
Monetary gain/(loss)	(625,975)	(218,462)
31 December	17,557	1,682,839

The movements of financial assets carried at amortised cost are as follows:

	2022	2021
Beginning of the period - 1 January	219,489	—
Purchase of financial investments	—	172,587
Foreign exchange gains	16,362	79,642
Interest accrual	246	590
Sales of financial investments	(197,486)	—
Monetary gain/(loss)	(38,611)	(33,330)
31 December	—	219,489